Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2024	$ 35,677	$ 119,773	$ 12,387	$ 2,077	$ (98,560)
Beginning balance, shares at Apr. 30, 2024		26,944,500
Shares issued pursuant to conversion of convertible debentures	4,370	$ 4,370
Shares issued pursuant to conversion of convertible debentures, shares		5,893,768
Shares issued pursuant to ATM	12,211	$ 12,211
Shares issued pursuant to ATM, shares		12,926,850
Share-based expense	392		392
Comprehensive loss for the period	(27,697)			376	(28,073)
Ending balance at Jan. 31, 2025	24,953	$ 136,354	12,779	2,453	(126,633)
Ending balance, shares at Jan. 31, 2025		45,765,118
Beginning balance at Oct. 31, 2024	31,892	$ 122,313	12,709	1,982	(105,112)
Beginning balance, shares at Oct. 31, 2024		30,288,119
Shares issued pursuant to conversion of convertible debentures	3,337	$ 3,337
Shares issued pursuant to conversion of convertible debentures, shares		4,496,448
Shares issued pursuant to ATM	10,704	$ 10,704
Shares issued pursuant to ATM, shares		10,980,551
Share-based expense	70		70
Comprehensive loss for the period	(21,050)			471	(21,521)
Ending balance at Jan. 31, 2025	24,953	$ 136,354	12,779	2,453	(126,633)
Ending balance, shares at Jan. 31, 2025		45,765,118
Beginning balance at Apr. 30, 2025	23,626	$ 136,371	12,833	3,216	(128,794)
Beginning balance, shares at Apr. 30, 2025		46,154,118
Shares issued pursuant to conversion of convertible debentures, shares		23,779
Shares issued pursuant to ATM	926	$ 926
Shares issued pursuant to ATM, shares		533,969
Share-based expense	465		465
Sale of Europe B.V.	10	$ (4)			14
Comprehensive loss for the period	(10,167)			(83)	(10,084)
Ending balance at Jan. 31, 2026	14,860	$ 137,293	13,298	3,133	(138,864)
Ending balance, shares at Jan. 31, 2026		46,711,866
Beginning balance at Oct. 31, 2025	17,706	$ 136,242	13,041	3,357	(134,934)
Beginning balance, shares at Oct. 31, 2025		46,157,312
Shares issued pursant to conversion RSU		20,585
Shares issued pursuant to ATM	1,051	$ 1,051
Shares issued pursuant to ATM, shares		533,969
Share-based expense	257		257
Sale of Europe B.V.	0	$ 0			0
Comprehensive loss for the period	(4,154)			(224)	(3,930)
Ending balance at Jan. 31, 2026	$ 14,860	$ 137,293	$ 13,298	$ 3,133	$ (138,864)
Ending balance, shares at Jan. 31, 2026		46,711,866